Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss per Common Stock – Class A and Class B – basic and diluted (in Dollars per share)	$ (0.30)	$ (1.06)	$ (1.20)	$ (2.12)	$ (2.21)	$ (0.94)
Weighted average Common shares outstanding – Class A and Class B – basic and diluted (in Shares)	346,575,508	287,951,929	330,878,677	203,686,758	233,390,675	157,063,103